Inventories - Summary of Inventories (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of inventories [Line Items]
Inventories	¥ 144,669	¥ 146,865
Write down in inventories	(1,118)	(2,709)	¥ (3,394)
Cost [member]
Disclosure of inventories [Line Items]
Crude oil and other raw materials	48,936	55,371
Work in progress	12,811	10,336
Finished goods	83,908	84,473
Spare parts and consumables	170	51
Inventories	145,825	150,231
Write down in inventories	¥ (1,156)	¥ (3,366)